Promissory Notes	12 Months Ended
Dec. 31, 2017
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Promissory Notes
32.	PROMISSORY NOTES

On April 3, 2014, the Company established a Medium Term Note Programme (the “MTN Programme”), under which the Company could offer and issue notes of aggregate principal amount of up to RMB10 billion. Notes under the MTN Programme (the “Notes”) will be denominated in RMB and are to be issued to professional investors outside the United States. On April 16, 2014, the Company completed the issue of Notes in an aggregate nominal amount of RMB4 billion pursuant to the MTN Programme, with a maturity of 3 years and at an interest rate of 4.00% per annum, and was fully repaid in April 2017. On July 24, 2014, the Company completed the issue of Notes in an aggregate nominal amount of RMB2.5 billion with a maturity period of 2 years and at an interest rate of 3.80% per annum, and was fully repaid in July 2016.

On April 16, 2014, CUCL issued tranche one of 2014 promissory notes in the amount of RMB5 billion, with a maturity period of 3 years from the date of issue and which carries interests at 5.35% per annum, and was fully repaid in April 2017.

On July 14, 2014, CUCL issued tranche two of 2014 promissory notes in an amount of RMB5 billion, with a maturity period of 3 years from the date of issue and which carries interest at 4.84% per annum, and was fully repaid in July 2017.

On November 28, 2014, CUCL issued tranche three of 2014 promissory notes in an amount of RMB5 billion, with a maturity period of 3 years from the date of issue and which carries interest at 4.20% per annum, and was fully repaid in November 2017.

On June 15, 2015, CUCL issued tranche one of 2015 promissory notes in an amount of RMB4 billion, with a maturity period of 3 years from the date of issue and which carries interest at 3.85% per annum.

On June 18, 2015, CUCL issued tranche two of 2015 promissory notes in an amount of RMB4 billion, with a maturity period of 3 years from the date of issue and which carries interest at 3.85% per annum.

On November 30, 2015, CUCL issued tranche three of 2015 promissory notes in an amount of RMB3.5 billion, tranche four of 2015 promissory notes in an amount of RMB3.5 billion and tranche five of 2015 promissory notes in an amount of RMB3 billion, all with a maturity period of 3 years from the date of issue and which carries interest at 3.30% per annum.